Financial Instruments and Concentration of Risks (Details 4) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
IfrsStatementLineItems [Line Items]
Cash	$ 28,906	$ 1,040	$ 449,983	$ 32,192
Trade and other payables	703,306	529,823
Advance from related party	49,415
Shareholder loans	79,910
At fair value [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	703,306	529,823
Advance from related party	49,415
Shareholder loans	79,910
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	28,906	1,040
Level 1 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Cash	$ 28,906	$ 1,040